MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES       TWO WORLD TRADE CENTER,
FUND                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1999

DEAR SHAREHOLDER:

Morgan Stanley Dean Witter Global Utilities Fund's most recent fiscal year began with positive news surrounding the then-anticipated adoption of the new European single currency, the euro. In turn, European utilities posted strong showings across the board. In addition, telecommunications stocks in many regions of the world advanced as the sector experienced strong growth, new company alliances and increased acquisition activity. By late summer, however, investor concerns that emerging-market difficulties would spread to developed markets around the world, including the United States, caused markets to weaken.

During this latter period, technology stocks, which had previously performed well, were particularly hard hit. In response to the challenging global credit market conditions, the U.S. Federal Reserve and other central banks around the world aggressively eased short-term interest rates in early fall. The global markets, including technology stocks, subsequently rallied as investors came to believe that emerging-market difficulties would indeed remain contained.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended February 28, 1999, Morgan Stanley Dean Witter Global Utilities Fund's Class B shares posted a return of 27.60 percent, compared to returns of 11.41 percent for the Lipper Utility Fund Index (Lipper Index) and 13.12 percent for the Morgan Stanley Capital International World Index (MSCI World Index). For the same period, the Fund's Class A, C and D shares had total returns of 28.37 percent, 27.36 percent and 28.70 percent, respectively. Performance of the Fund's four classes varies because of differing expenses. The accompanying chart illustrates the performance of the Fund compared to the Lipper and MSCI indexes.

The Fund's strong performance during this period was partly due to its emphasis on telecommunications stocks and its heavy exposure to Europe early in the fiscal year. In addition, the Fund's performance was further bolstered by its limited exposure to the emerging markets.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1999, CONTINUED

During the fiscal year, the Fund increased its investments in the United States by eliminating any remaining emerging-markets positions. European holdings, which were heavy at the beginning of the year, when they rose strongly, were reduced during the more volatile period that followed. The Fund's Canadian position was built up during the period, with it ending as the portfolio's third-largest country allocation after the United States and the United Kingdom. The Fund's Canadian positions benefited from an expanding economy and attractive individual stocks such as Northern Telecom and Metronet Communications.

Among the portfolio's additions during the fiscal year were Columbia Energy, Dominion Resources, Global Crossing, Qwest and Winstar in the United States, Energis and Independent Energy in the United Kingdom, Deutsche Telekom in Germany, Suez Lyonnaise des Eaux in France and Swisscom in Switzerland.

LOOKING AHEAD

At the close of the Fund's fiscal year, the world's stock markets were again undergoing a period of uncertainty. In the United States, a strong economy precipitated a rise in bond yields, while technology stocks, including many telecom stocks, began once again to weaken. However, several advantages for global utilities stocks remain in place. The telecommunications industry continues to have strong and relatively consistent growth. At the same time, the Fund's other utility investments, including electricity, natural gas and water, consist of dependable companies that perform consistently in a variety of economic environments.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES
FUND
FUND PERFORMANCE FEBRUARY 28, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  GROWTH OF $10,000 CLASS B SHARES
          ($ In Thousands)
                                        Fund      MSCI(4)   Lipper(5)
May 31, 1994                             10,000     10,000     10,000
February 28, 1995                         9,913     10,135     10,308
February 29, 1996                        11,773     12,602     12,546
February 28, 1997                        13,293     14,357     13,988
February 28, 1998                        16,757     17,888     17,640
February 28, 1999                     21,182(3)     20,234     19,654

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                   CLASS B+                                             CLASS A*
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 2/28/99                                 PERIOD ENDED 2/28/99
-------------------------                            -------------------------
1 Year                      27.60%(1)    22.60%(2)   1 Year                      28.37%(1)    21.63%(2)
Since Inception (5/31/94)   17.36(1)     17.13(2)    Since Inception (7/28/97)   26.91(1)     22.68(2)

                   CLASS C**                                            CLASS D#
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 2/28/99                                 PERIOD ENDED 2/28/99
-------------------------                            -------------------------
1 Year                      27.36%(1)    26.36%(2)   1 Year                      28.70%(1)
Since Inception (7/28/97)   25.93(1)     25.93(2)    Since Inception (7/28/97)   27.23(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on February 28, 1999.
 (4) The Morgan Stanley Capital International World Total Return Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Utility Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
+ The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
*  The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1999

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (82.5%)
            AUSTRALIA (1.7%)
            NATURAL GAS
 1,460,000  Australian Gas Light Company Ltd......................................................  $  9,528,716
                                                                                                    ------------
            CANADA (4.7%)
            NATURAL GAS
    49,500  Enbridge Inc..........................................................................     2,331,652
   320,000  TransCanada Pipelines Ltd.............................................................     4,394,613
                                                                                                    ------------
                                                                                                       6,726,265
                                                                                                    ------------
            TELECOMMUNICATIONS
   217,644  BCT.Telus Communications, Inc.........................................................     6,050,079
   150,000  Metronet Communications Corp. (Class B) (ADR)*........................................     6,506,250
                                                                                                    ------------
                                                                                                      12,556,329
                                                                                                    ------------
            TELECOMMUNICATIONS EQUIPMENT
   114,000  Northern Telecom Ltd..................................................................     6,640,483
                                                                                                    ------------

            TOTAL CANADA..........................................................................    25,923,077
                                                                                                    ------------
            DENMARK (1.2%)
            TELECOMMUNICATIONS
    54,000  Tele Danmark AS (B Shares)............................................................     6,517,987
                                                                                                    ------------
            FINLAND (1.5%)
            TELECOMMUNICATIONS EQUIPMENT
    60,000  Nokia AB (Series K)...................................................................     8,207,308
                                                                                                    ------------
            FRANCE (3.4%)
            TELECOMMUNICATIONS
    57,000  France Telecom S.A. (ADR).............................................................     5,204,812
                                                                                                    ------------
            WATER SUPPLY
    28,000  Suez Lyonnaise des Eaux...............................................................     5,617,858
    31,000  Vivendi...............................................................................     8,112,003
                                                                                                    ------------
                                                                                                      13,729,861
                                                                                                    ------------
            TOTAL FRANCE..........................................................................    18,934,673
                                                                                                    ------------
            GERMANY (3.8%)
            CELLULAR TELEPHONE
    49,000  Mannesmann AG.........................................................................     6,602,757
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES
    91,000  VEBA AG...............................................................................  $  4,872,821
     5,600  Viag AG...............................................................................     3,000,510
                                                                                                    ------------
                                                                                                       7,873,331
                                                                                                    ------------
            ELECTRICAL PRODUCTS
    32,000  Siemens AG............................................................................     2,027,312
                                                                                                    ------------
            TELECOMMUNICATIONS
    94,000  Deutsche Telekom AG...................................................................     4,329,192
                                                                                                    ------------

            TOTAL GERMANY.........................................................................    20,832,592
                                                                                                    ------------

            ITALY (2.0%)
            CELLULAR TELEPHONE
   580,000  Telecom Italia Mobile SpA.............................................................     3,910,949
                                                                                                    ------------
            TELECOMMUNICATIONS
   644,000  Telecom Italia SpA....................................................................     6,804,673
                                                                                                    ------------

            TOTAL ITALY...........................................................................    10,715,622
                                                                                                    ------------

            NETHERLANDS (2.4%)
            AIR FREIGHT/DELIVERY SERVICES
   147,000  TNT Post Group NV.....................................................................     5,045,198
                                                                                                    ------------
            TELECOMMUNICATIONS
   157,000  Koninklijke KPN NV....................................................................     8,268,568
                                                                                                    ------------

            TOTAL NETHERLANDS.....................................................................    13,313,766
                                                                                                    ------------

            NEW ZEALAND (2.1%)
            TELECOMMUNICATIONS
 2,265,000  Telecom Corporation of New Zealand Ltd................................................    11,475,192
                                                                                                    ------------

            PORTUGAL (1.3%)
            CELLULAR TELEPHONE
    25,000  Telecel-Comunicacoes Pessoais S.A.....................................................     4,438,877
                                                                                                    ------------
            TELECOMMUNICATIONS
    55,000  Portugal Telecom S.A..................................................................     2,703,321
                                                                                                    ------------

            TOTAL PORTUGAL........................................................................     7,142,198
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1999, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            SPAIN (3.5%)
            ELECTRIC UTILITIES
   370,000  Empresa Nacional de Electricidad S.A..................................................  $  9,841,057
   330,000  Iberdrola S.A.........................................................................     5,181,215
                                                                                                    ------------
                                                                                                      15,022,272
                                                                                                    ------------
            TELECOMMUNICATIONS
    90,000  Telefonica de Espana..................................................................     4,125,139
                                                                                                    ------------

            TOTAL SPAIN...........................................................................    19,147,411
                                                                                                    ------------
            SWEDEN (0.9%)
            TELECOMMUNICATIONS EQUIPMENT
   181,000  Ericsson (L.M.) Telephone Co. AB (Series "B" Free)....................................     4,816,191
                                                                                                    ------------

            SWITZERLAND (1.4%)
            ELECTRICAL PRODUCTS
     2,400  ABB AG - Bearer.......................................................................     2,936,744
                                                                                                    ------------
            TELECOMMUNICATIONS
    12,000  Swisscom AG - Reg*....................................................................     4,753,543
                                                                                                    ------------

            TOTAL SWITZERLAND.....................................................................     7,690,287
                                                                                                    ------------
            UNITED KINGDOM (6.3%)
            CABLE TELEVISION
   100,000  Telewest PLC*.........................................................................       435,690
                                                                                                    ------------
            CELLULAR TELEPHONE
   307,000  Orange PLC*...........................................................................     4,442,985
   384,000  Vodafone Group PLC....................................................................     7,042,794
                                                                                                    ------------
                                                                                                      11,485,779
                                                                                                    ------------
            ELECTRIC UTILITIES
   300,000  Independent Energy Holdings PLC (ADR)*................................................     3,431,250
   505,000  Scottish and Southern Energy PLC......................................................     4,679,539
   304,810  United Utilities PLC..................................................................     3,864,456
                                                                                                    ------------
                                                                                                      11,975,245
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS
   102,000  COLT Telecom Group PLC (ADR)*.........................................................  $  7,522,500
   140,000  Energis PLC*..........................................................................     3,352,567
                                                                                                    ------------
                                                                                                      10,875,067
                                                                                                    ------------

            TOTAL UNITED KINGDOM..................................................................    34,771,781
                                                                                                    ------------

            UNITED STATES (46.3%)
            CABLE TELEVISION
   144,000  MediaOne Group Inc.*..................................................................     7,848,000
                                                                                                    ------------
            CELLULAR TELEPHONE
    80,000  Sprint Corp. (PCS Group)*.............................................................     2,560,000
                                                                                                    ------------
            ELECTRIC UTILITIES
    60,000  CINergy Corp..........................................................................     1,751,250
   255,000  CMS Energy Corp.......................................................................    10,550,625
   195,000  Dominion Resources, Inc...............................................................     7,531,875
   140,000  Duke Energy Corp......................................................................     7,962,500
   320,000  Edison International..................................................................     8,160,000
   120,000  PG&E Corp.............................................................................     3,780,000
   170,000  Reliant Energy, Inc...................................................................     4,558,125
   300,000  Southern Co...........................................................................     7,518,750
   175,000  Texas Utilities Holdings Co...........................................................     7,426,562
   155,000  USEC Inc..............................................................................     2,199,062
                                                                                                    ------------
                                                                                                      61,438,749
                                                                                                    ------------
            NATURAL GAS
   190,000  Columbia Energy Group.................................................................     9,595,000
   200,000  ENRON Corp............................................................................    13,000,000
   110,000  KeySpan Energy........................................................................     2,915,000
                                                                                                    ------------
                                                                                                      25,510,000
                                                                                                    ------------
            TELECOMMUNICATIONS
    69,220  ALLTEL Corp...........................................................................     4,144,547
   150,000  Ameritech Corp........................................................................     9,806,250
   165,000  AT&T Corp.............................................................................    13,550,625
   187,000  Bell Atlantic Corp....................................................................    10,740,813
   340,000  BellSouth Corp........................................................................    15,725,000
   185,000  Cincinnati Bell, Inc..................................................................     3,653,750
   165,000  Convergys Corp.*......................................................................     2,856,562
   127,000  General Motors Corp. (Class H)*.......................................................     5,992,812
    50,000  Global Crossing Ltd. (Bermuda)*.......................................................     2,968,750
   147,000  GTE Corp..............................................................................     9,536,625
   211,000  MCI WorldCom, Inc.*...................................................................    17,407,500
   199,000  Qwest Communications International, Inc.*.............................................    12,226,063

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1999, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
   226,000  SBC Communications, Inc...............................................................  $ 11,949,750
   160,000  Sprint Corp. (FON Group)..............................................................    13,730,000
   118,277  U.S. West, Inc........................................................................     6,305,643
    72,700  WinStar Communications, Inc.*.........................................................     2,280,963
                                                                                                    ------------
                                                                                                     142,875,653
                                                                                                    ------------
            TELECOMMUNICATIONS EQUIPMENT
    74,000  Lucent Technologies, Inc..............................................................     7,515,625
                                                                                                    ------------
            UNREGULATED POWER GENERATION
   170,000  AES Corp. (The)*......................................................................     6,321,875
                                                                                                    ------------

            TOTAL UNITED STATES...................................................................   254,069,902
                                                                                                    ------------
            TOTAL COMMON STOCKS
            (IDENTIFIED COST $268,575,931)........................................................   453,086,703
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENTS (a) (18.4%)
            U.S. GOVERNMENT AGENCIES
$    2,500  Federal Farm Credit Bank 4.70% due 03/01/99...........................................     2,500,000
    10,100  Federal Home Loan Mortgage Corp. 4.70% due 03/01/99...................................    10,100,000
     3,491  Federal Home Loan Mortgage Corp. 4.75% due 03/05/99...................................     3,489,157
    14,000  Federal Home Loan Mortgage Corp. 4.75% due 03/18/99...................................    13,968,597

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
$   71,000  Federal National Mortgage Assoc. 4.76% due 03/15/99...................................  $ 70,868,572
                                                                                                    ------------
            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $100,926,326)........................................................   100,926,326
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $369,502,257) (b)........................................................  100.9 %   554,013,029

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.9)     (4,798,207)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 549,214,822
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $190,785,207 and the aggregate gross unrealized depreciation is $6,274,435, resulting in net unrealized appreciation of $184,510,772.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEBRUARY 28, 1999:

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY  APPRECIATION/
  DELIVER     EXCHANGE FOR    DATE     DEPRECIATION
----------------------------------------------------
$   453,805    CAD 681,071  03/01/99     ($1,957)
$   102,809    CAD 155,210  03/02/99        164
$   428,261    CAD 646,460  03/03/99        625
                                        -------
      Net unrealized depreciation...     ($1,168)
                                        -------
                                        -------

CURRENCY ABBREVIATION:

CAD        Canadian Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
SUMMARY OF INVESTMENTS FEBRUARY 28, 1999

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Air Freight/Delivery Services.....................................................  $  5,045,198        0.9 %
Cable Television..................................................................     8,283,690        1.5
Cellular Telephone................................................................    28,998,362        5.3
Electric Utilities................................................................    96,309,597       17.5
Electrical Products...............................................................     4,964,056        0.9
Natural Gas.......................................................................    41,764,981        7.6
Telecommunications................................................................   220,489,476       40.1
Telecommunications Equipment......................................................    27,179,607        5.0
U.S. Government Agencies..........................................................   100,926,326       18.4
Unregulated Power Generation......................................................     6,321,875        1.2
Water Supply......................................................................    13,729,861        2.5
                                                                                    ------------     -----
                                                                                    $554,013,029      100.9 %
                                                                                    ------------     -----
                                                                                    ------------     -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $453,086,703       82.5 %
Short-Term Investments............................................................   100,926,326       18.4
                                                                                    ------------     -----
                                                                                    $554,013,029      100.9 %
                                                                                    ------------     -----
                                                                                    ------------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999

ASSETS:
Investments in securities, at value
  (identified cost $369,502,257)..............................................................  $554,013,029
Cash..........................................................................................        97,174
Receivable for:
    Shares of beneficial interest sold........................................................     1,279,573
    Dividends.................................................................................       661,519
    Foreign withholding taxes reclaimed.......................................................       137,175
Deferred organizational expenses..............................................................        11,988
Prepaid expenses and other assets.............................................................        50,637
                                                                                                ------------
     TOTAL ASSETS.............................................................................   556,251,095
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     5,762,245
    Shares of beneficial interest repurchased.................................................       477,374
    Plan of distribution fee..................................................................       393,155
    Investment management fee.................................................................       292,104
Accrued expenses and other payables...........................................................       111,395
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     7,036,273
                                                                                                ------------
     NET ASSETS...............................................................................  $549,214,822
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $349,651,194
Net unrealized appreciation...................................................................   184,507,855
Accumulated undistributed net investment income...............................................       376,319
Accumulated undistributed net realized gain...................................................    14,679,454
                                                                                                ------------
     NET ASSETS...............................................................................  $549,214,822
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $4,892,129
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       285,101
     NET ASSET VALUE PER SHARE................................................................        $17.16
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $18.11
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $540,820,015
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    31,534,740
     NET ASSET VALUE PER SHARE................................................................        $17.15
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $3,385,556
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       198,209
     NET ASSET VALUE PER SHARE................................................................        $17.08
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $117,122
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         6,818
     NET ASSET VALUE PER SHARE................................................................        $17.18
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1999

NET INVESTMENT INCOME:

INCOME
Dividends (net of $539,346 foreign withholding tax)...........................................  $  7,863,808
Interest......................................................................................     3,342,081
                                                                                                ------------

     TOTAL INCOME.............................................................................    11,205,889
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................         6,268
Plan of distribution fee (Class B shares).....................................................     3,955,861
Plan of distribution fee (Class C shares).....................................................        12,179
Investment management fee.....................................................................     3,029,554
Transfer agent fees and expenses..............................................................       507,783
Custodian fees................................................................................       127,529
Registration fees.............................................................................        92,001
Shareholder reports and notices...............................................................        81,407
Professional fees.............................................................................        78,816
Organizational expenses.......................................................................        34,018
Trustees' fees and expenses...................................................................        13,004
Other.........................................................................................        21,032
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     7,959,452
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     3,246,437
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on:
    Investments...............................................................................    77,668,008
    Foreign exchange transactions.............................................................          (386)
                                                                                                ------------

     NET GAIN.................................................................................    77,667,622
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    30,470,050
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................         6,961
                                                                                                ------------

     NET APPRECIATION.........................................................................    30,477,011
                                                                                                ------------

     NET GAIN.................................................................................   108,144,633
                                                                                                ------------

NET INCREASE..................................................................................  $111,391,070
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR        FOR THE YEAR
                                                                             ENDED              ENDED
                                                                       FEBRUARY 28, 1999  FEBRUARY 28, 1998*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................  $      3,246,437   $       3,919,171
Net realized gain....................................................        77,667,622           2,910,628
Net change in unrealized appreciation................................        30,477,011          78,610,298
                                                                       -----------------  ------------------

     NET INCREASE....................................................       111,391,070          85,440,097
                                                                       -----------------  ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares...................................................           (29,255 )            (3,553 )
    Class B shares...................................................        (2,974,816 )        (3,902,063 )
    Class C shares...................................................            (9,401 )              (280 )
    Class D shares...................................................              (828 )               (61 )
Net realized gain
    Class A shares...................................................          (318,524 )           (24,201 )
    Class B shares...................................................       (54,115,225 )       (16,373,274 )
    Class C shares...................................................          (216,058 )            (4,095 )
    Class D shares...................................................            (9,518 )              (315 )
                                                                       -----------------  ------------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS...............................       (57,673,625 )       (20,307,842 )
                                                                       -----------------  ------------------
Net increase (decrease) from transactions in shares of beneficial
  interest...........................................................        97,890,757         (19,765,137 )
                                                                       -----------------  ------------------

     NET INCREASE....................................................       151,608,202          45,367,118

NET ASSETS:
Beginning of period..................................................       397,606,620         352,239,502
                                                                       -----------------  ------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $376,319 AND
    $135,281, RESPECTIVELY)..........................................  $    549,214,822   $     397,606,620
                                                                       -----------------  ------------------
                                                                       -----------------  ------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Utilities Fund (the "Fund"), formerly Dean Witter Global Utilities Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $174,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day; 0.65% to the portion of the daily net assets not exceeding $500 million and 0.625% to the portion of the daily net assets exceeding $500 million.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $10,841,679 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 1999 the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $429,662 and $1,560, respectively and received $24,898 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 1999 aggregated $160,187,936 and $196,331,951, respectively.

For the year ended February 28, 1999, the Fund incurred brokerage commissions of $11,335 with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended February 28, 1999, the fund incurred brokerage commissions of $148,065 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1999, the Fund had transfer agent fees and expenses payable of approximately $4,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        FEBRUARY 28, 1999             FEBRUARY 28, 1998*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      240,816   $    4,119,117        64,407   $    867,738
Reinvestment of dividends and distributions......................       19,668          331,877         1,974         26,818
Redeemed.........................................................      (38,156)        (655,888)       (3,608)       (51,558)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      222,328        3,795,106        62,773        842,998
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   12,373,472      211,867,538     5,287,804     71,906,678
Reinvestment of dividends and distributions......................    3,000,176       50,663,889     1,337,025     18,124,561
Redeemed.........................................................  (10,108,495)    (171,762,641)   (8,174,924)  (110,798,834)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class B................................    5,265,153       90,768,786    (1,550,095)   (20,767,595)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      203,868        3,508,714        10,598        145,286
Reinvestment of dividends and distributions......................       12,557          211,323           311          4,213
Redeemed.........................................................      (28,900)        (493,816)         (225)        (3,358)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................      187,525        3,226,221        10,684        146,141
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................        5,348           91,912           926         12,944
Reinvestment of dividends and distributions......................          523            8,837            27            375
Redeemed.........................................................           (6)            (105)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................        5,865          100,644           953         13,319
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) in Fund..................................    5,680,871   $   97,890,757    (1,475,685)  $(19,765,137)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through February 28, 1998.

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $19,000 during fiscal 1999.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999, CONTINUED

As of February 28, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 1999, there were outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.

8. SUBSEQUENT EVENT

On February 25, 1999, the Board of Trustees of the Fund and of TCW/DW Global Telecom Trust ("Global") approved a reorganization plan (the "Plan") whereby Global would be merged into the Fund. The Plan is subject to the consent of the Global shareholders. Under the terms of the Plan, the assets of Global would be combined with the assets of the Fund and shareholders of Global would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Global.

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                             FOR THE
                                                                                             PERIOD
                                                                                             MAY 31,
                                                                                              1994*
                                                FOR THE YEAR ENDED FEBRUARY 28,              THROUGH
                                       --------------------------------------------------   FEBRUARY
                                        1999++        1998++++        1997       1996**     28, 1995
-----------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................  $   15.09      $   12.66     $   11.33   $    9.80   $  10.00
                                       ---------      ---------     ---------   ---------   ---------

Income (loss) from investment
 operations:
   Net investment income.............       0.12           0.15          0.10        0.18       0.13
   Net realized and unrealized gain
   (loss)............................       4.01           3.05          1.35        1.64      (0.21)
                                       ---------      ---------     ---------   ---------   ---------

Total income (loss) from investment
 operations..........................       4.13           3.20          1.45        1.82      (0.08)
                                       ---------      ---------     ---------   ---------   ---------

Less dividends and distributions
 from:
   Net investment income.............      (0.11)         (0.15)        (0.12)      (0.16)     (0.12)
   Net realized gain.................      (1.96)         (0.62)       --           (0.13)     --
                                       ---------      ---------     ---------   ---------   ---------

Total dividends and distributions....      (2.07)         (0.77)        (0.12)      (0.29)     (0.12)
                                       ---------      ---------     ---------   ---------   ---------

Net asset value, end of period.......  $   17.15      $   15.09     $   12.66   $   11.33   $   9.80
                                       ---------      ---------     ---------   ---------   ---------
                                       ---------      ---------     ---------   ---------   ---------

TOTAL RETURN+........................      27.60%         26.06%        12.91%      18.76%     (0.87)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................       1.71%(3)       1.80%         1.82%       1.87%      1.97%(2)

Net investment income................       0.69%(3)       1.08%         0.85%       1.66%      1.83%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................   $540,820       $396,483      $352,240    $360,347   $337,600

Portfolio turnover rate..............         40%            14%           10%         16%         2%(1)

---------------------

 *   Commencement of operations.
**   Year ended February 29.
++ Prior to July 28, 1997, the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                             FOR THE
                                                                              PERIOD
                                                                             JULY 28,
                                                         FOR THE YEAR         1997*
                                                            ENDED            THROUGH
                                                         FEBRUARY 28,      FEBRUARY 28,
                                                             1999              1998
---------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period................         $ 15.10           $ 13.77
                                                              ------            ------
Income from investment operations:
   Net investment income............................            0.21              0.07
   Net realized and unrealized gain.................            4.02              1.76
                                                              ------            ------
Total income from investment operations.............            4.23              1.83
                                                              ------            ------
Less dividends and distributions from:
   Net investment income............................           (0.21)            (0.07)
   Net realized gain................................           (1.96)            (0.43)
                                                              ------            ------
Total dividends and distributions...................           (2.17)            (0.50)
                                                              ------            ------
Net asset value, end of period......................         $ 17.16           $ 15.10
                                                              ------            ------
                                                              ------            ------
TOTAL RETURN+.......................................           28.37%            13.74%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses............................................            1.10%(3)          1.18%(2)
Net investment income...............................            1.30%(3)          0.88%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............          $4,892              $948
Portfolio turnover rate.............................              40%               14%
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period................         $ 15.07           $ 13.77
                                                              ------            ------
Income from investment operations:
   Net investment income............................            0.07              0.01
   Net realized and unrealized gain.................            4.02              1.76
                                                              ------            ------
Total income from investment operations.............            4.09              1.77
                                                              ------            ------
Less dividends and distributions from:
   Net investment income............................           (0.12)            (0.04)
   Net realized gain................................           (1.96)            (0.43)
                                                              ------            ------
Total dividends and distributions...................           (2.08)            (0.47)
                                                              ------            ------
Net asset value, end of period......................         $ 17.08           $ 15.07
                                                              ------            ------
                                                              ------            ------
TOTAL RETURN+.......................................           27.36%            13.24%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses............................................            1.85%(3)          1.93%(2)
Net investment income...............................            0.55%(3)          0.06%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............          $3,386              $161
Portfolio turnover rate.............................              40%               14%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                             FOR THE
                                                                              PERIOD
                                                                             JULY 28,
                                                         FOR THE YEAR         1997*
                                                            ENDED            THROUGH
                                                         FEBRUARY 28,      FEBRUARY 28,
                                                             1999              1998
---------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period................         $ 15.11           $ 13.77
                                                              ------            ------

Income from investment operations:
   Net investment income............................            0.25              0.09
   Net realized and unrealized gain.................            4.03              1.76
                                                              ------            ------

Total income from investment operations.............            4.28              1.85
                                                              ------            ------

Less dividends and distributions from:
   Net investment income............................           (0.25)            (0.08)
   Net realized gain................................           (1.96)            (0.43)
                                                              ------            ------

Total dividends and distributions...................           (2.21)            (0.51)
                                                              ------            ------

Net asset value, end of period......................         $ 17.18           $ 15.11
                                                              ------            ------
                                                              ------            ------

TOTAL RETURN+.......................................           28.70%            13.90%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses............................................            0.85%(3)          0.92%(2)

Net investment income...............................            1.55%(3)          1.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............            $117               $14

Portfolio turnover rate.............................              40%               14%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES
FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Global Utilities Fund (the "Fund"), formerly Dean Witter Global Utilities Fund, at February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MARCH 25, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended February 28, 1999, the Fund paid to its shareholders $1.95 per share from long-term capital gains. For such period, 97.82% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY DEAN WITTER
GLOBAL UTILITIES
FUND



[GRAPHIC]



ANNUAL REPORT
FEBRUARY 28, 1999